Short term Investments (Details) - Schedule of fair value disclosure	Dec. 31, 2020 USD ($)
Short term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	$ 32,878,252
Level 1 [Member]
Short term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	32,878,252
Level 2 [Member]
Short term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities
Level 3 [Member]
Short term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities